Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 21,928	¥ 20,611	¥ 19,592
Life insurance related investment income
Net Investment Income [Line Items]
Net unrealized holding losses on equity securities		¥ 13,122	¥ 217
Trading Securities, Unrealized Holding Gain	¥ 61,351